ORGANIZATION AND PRINCIPAL ACTIVITIES - Subsidiaries and VIEs (Details)	12 Months Ended
Dec. 31, 2020
Anhui Huami
Details of major subsidiaries and major VIEs
Date of incorporation/acquisition	Dec. 27, 2013
Variable interest entity, nature of VIE	Consolidated VIE
Beijing Huami
Details of major subsidiaries and major VIEs
Date of incorporation/acquisition	Jul. 11, 2014
Variable interest entity, nature of VIE	Consolidated VIE
Anhui Huami Healthcare Co., Ltd. ("Huami Healthcare")
Details of major subsidiaries and major VIEs
Date of incorporation/acquisition	Dec. 05, 2016
Variable interest entity, nature of VIE	VIE’s subsidiary
Zepp HK
Details of major subsidiaries and major VIEs
Date of incorporation/acquisition	Dec. 23, 2014
Percentage of ownership	100.00%
Zepp Inc
Details of major subsidiaries and major VIEs
Date of incorporation/acquisition	Jan. 15, 2015
Percentage of ownership	100.00%
Beijing Shun Yuan Kai Hua Technology Company Limited
Details of major subsidiaries and major VIEs
Date of incorporation/acquisition	Feb. 25, 2015
Percentage of ownership	100.00%
Huami (Shenzhen) Information Technology Co., Ltd. ("Huami SZ")
Details of major subsidiaries and major VIEs
Date of incorporation/acquisition	Dec. 07, 2015
Percentage of ownership	100.00%
Anhui Huami Intelligent
Details of major subsidiaries and major VIEs
Date of incorporation/acquisition	Dec. 28, 2015
Percentage of ownership	100.00%
Huami North America Inc.
Details of major subsidiaries and major VIEs
Date of incorporation/acquisition	Jun. 16, 2016
Percentage of ownership	100.00%
Galaxy Trading Platform Limited
Details of major subsidiaries and major VIEs
Date of incorporation/acquisition	May 08, 2019
Percentage of ownership	100.00%
Zepp Investment Platform I Ltd.
Details of major subsidiaries and major VIEs
Date of incorporation/acquisition	Jun. 11, 2020
Percentage of ownership	100.00%